Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2024	Dec. 31, 2023	Oct. 27, 2022	Mar. 31, 2022	Apr. 03, 2018
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share					$ 0.00001
Common stock, shares authorized					100,000,000,000
Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000			94,000,000,000
Common stock, shares issued	3,854,584,680	3,853,820,658	971,042	304,705,874
Common stock, shares outstanding	3,698,793,887	3,675,039,807
Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000			5,000,000,000
Common stock, shares issued	3,041,097,278	3,041,097,278		164,705,882
Common stock, shares outstanding	3,041,097,278	3,041,097,278
iQIYI, INC | Class A Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	94,000,000,000	94,000,000,000
Common stock, shares issued	3,854,584,680	3,853,820,658
Common stock, shares outstanding	3,698,793,887	3,675,039,807
iQIYI, INC | Class B Ordinary Shares
Condensed Balance Sheet Statements Captions [Line Items]
Common stock, par value per share	$ 0.00001	$ 0.00001
Common stock, shares authorized	5,000,000,000	5,000,000,000
Common stock, shares issued	3,041,097,278	3,041,097,278
Common stock, shares outstanding	3,041,097,278	3,041,097,278